Label	Element	Value
Volatility Premium Plus ETF (Consolidated) | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
Volatility Premium Plus ETF (Consolidated) | CBOE VIX Futures Jun25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.00%
Volatility Premium Plus ETF (Consolidated) | CBOE VIX Futures Jul25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	33.30%
Volatility Premium Plus ETF (Consolidated) | CBOE VIX Futures Aug25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	33.50%
Volatility Premium Plus ETF (Consolidated) | CBOE VIX Futures Sep25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.20%